Shareholder Report	6 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust III
Entity Central Index Key	0001537140
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000152643
Shareholder Report [Line Items]
Fund Name	HCM Dividend Sector Plus Fund
Class Name	Class A1 Shares
Trading Symbol	HCMWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about HCM Dividend Sector Plus Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.howardcmfunds.com/resources/. You can also request this information by contacting us at 1-855-969-8464.
Additional Information Phone Number	1-855-969-8464
Additional Information Website	www.howardcmfunds.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A1 Shares	$90	1.75%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.75%
Material Change Date	Dec. 31, 2024
AssetsNet	$ 1,689,109,993
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 10,415,461
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,689,109,993 Number of Portfolio Holdings59 Advisory Fee $10,415,461 Portfolio Turnover67%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	11.2%
Exchange-Traded Funds	88.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Dividend Appreciation ETF	14.0%
Direxion Daily S&P 500 Bull 3X	13.6%
ProShares Ultra QQQ	12.0%
ProShares UltraPro S&P 500	11.4%
SPDR S&P 500 ETF Trust	11.2%
ProShares Ultra S&P500	10.2%
Vanguard High Dividend Yield ETF	7.9%
iShares Select Dividend ETF	7.7%
United Airlines Holdings, Inc.	0.4%
Synchrony Financial	0.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.
C000152642
Shareholder Report [Line Items]
Fund Name	HCM Dividend Sector Plus Fund
Class Name	Class A Shares
Trading Symbol	HCMNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about HCM Dividend Sector Plus Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.howardcmfunds.com/resources/. You can also request this information by contacting us at 1-855-969-8464.
Additional Information Phone Number	1-855-969-8464
Additional Information Website	www.howardcmfunds.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$82	1.60%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.60%
Material Change Date	Dec. 31, 2024
AssetsNet	$ 1,689,109,993
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 10,415,461
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,689,109,993 Number of Portfolio Holdings59 Advisory Fee $10,415,461 Portfolio Turnover67%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	11.2%
Exchange-Traded Funds	88.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Dividend Appreciation ETF	14.0%
Direxion Daily S&P 500 Bull 3X	13.6%
ProShares Ultra QQQ	12.0%
ProShares UltraPro S&P 500	11.4%
SPDR S&P 500 ETF Trust	11.2%
ProShares Ultra S&P500	10.2%
Vanguard High Dividend Yield ETF	7.9%
iShares Select Dividend ETF	7.7%
United Airlines Holdings, Inc.	0.4%
Synchrony Financial	0.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.
C000152645
Shareholder Report [Line Items]
Fund Name	HCM Dividend Sector Plus Fund
Class Name	Class I Shares
Trading Symbol	HCMQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about HCM Dividend Sector Plus Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.howardcmfunds.com/resources/. You can also request this information by contacting us at 1-855-969-8464.
Additional Information Phone Number	1-855-969-8464
Additional Information Website	www.howardcmfunds.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$69	1.35%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.35%
Material Change Date	Dec. 31, 2024
AssetsNet	$ 1,689,109,993
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 10,415,461
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,689,109,993 Number of Portfolio Holdings59 Advisory Fee $10,415,461 Portfolio Turnover67%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	11.2%
Exchange-Traded Funds	88.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Dividend Appreciation ETF	14.0%
Direxion Daily S&P 500 Bull 3X	13.6%
ProShares Ultra QQQ	12.0%
ProShares UltraPro S&P 500	11.4%
SPDR S&P 500 ETF Trust	11.2%
ProShares Ultra S&P500	10.2%
Vanguard High Dividend Yield ETF	7.9%
iShares Select Dividend ETF	7.7%
United Airlines Holdings, Inc.	0.4%
Synchrony Financial	0.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.
C000152646
Shareholder Report [Line Items]
Fund Name	HCM Dividend Sector Plus Fund
Class Name	Class R Shares
Trading Symbol	HCMZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about HCM Dividend Sector Plus Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.howardcmfunds.com/resources/. You can also request this information by contacting us at 1-855-969-8464.
Additional Information Phone Number	1-855-969-8464
Additional Information Website	www.howardcmfunds.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$75	1.45%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.45%
Material Change Date	Dec. 31, 2024
AssetsNet	$ 1,689,109,993
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 10,415,461
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,689,109,993 Number of Portfolio Holdings59 Advisory Fee $10,415,461 Portfolio Turnover67%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	11.2%
Exchange-Traded Funds	88.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Dividend Appreciation ETF	14.0%
Direxion Daily S&P 500 Bull 3X	13.6%
ProShares Ultra QQQ	12.0%
ProShares UltraPro S&P 500	11.4%
SPDR S&P 500 ETF Trust	11.2%
ProShares Ultra S&P500	10.2%
Vanguard High Dividend Yield ETF	7.9%
iShares Select Dividend ETF	7.7%
United Airlines Holdings, Inc.	0.4%
Synchrony Financial	0.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.
C000152644
Shareholder Report [Line Items]
Fund Name	HCM Dividend Sector Plus Fund
Class Name	Investor Class Shares
Trading Symbol	HCMPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about HCM Dividend Sector Plus Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.howardcmfunds.com/resources/. You can also request this information by contacting us at 1-855-969-8464.
Additional Information Phone Number	1-855-969-8464
Additional Information Website	www.howardcmfunds.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class Shares	$121	2.35%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	2.35%
Material Change Date	Dec. 31, 2024
AssetsNet	$ 1,689,109,993
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 10,415,461
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,689,109,993 Number of Portfolio Holdings59 Advisory Fee $10,415,461 Portfolio Turnover67%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	11.2%
Exchange-Traded Funds	88.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Dividend Appreciation ETF	14.0%
Direxion Daily S&P 500 Bull 3X	13.6%
ProShares Ultra QQQ	12.0%
ProShares UltraPro S&P 500	11.4%
SPDR S&P 500 ETF Trust	11.2%
ProShares Ultra S&P500	10.2%
Vanguard High Dividend Yield ETF	7.9%
iShares Select Dividend ETF	7.7%
United Airlines Holdings, Inc.	0.4%
Synchrony Financial	0.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.
C000236511
Shareholder Report [Line Items]
Fund Name	HCM Dynamic Income Fund
Class Name	Class A Shares
Trading Symbol	HCMBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about HCM Dynamic Income Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.howardcmfunds.com/resources/. You can also request this information by contacting us at 1-855-969-8464.
Additional Information Phone Number	1-855-969-8464
Additional Information Website	www.howardcmfunds.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$96	1.88%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	1.88%
Material Change Date	Dec. 31, 2024
AssetsNet	$ 125,728,478
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 814,627
InvestmentCompanyPortfolioTurnover	110.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$125,728,478 Number of Portfolio Holdings4 Advisory Fee $814,627 Portfolio Turnover110%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR Bloomberg Convertible Securities ETF	22.9%
iShares Convertible Bond ETF	22.8%
iShares iBoxx High Yield Corporate Bond ETF	20.5%
iShares J.P. Morgan USD Emerging Markets Bond ETF	9.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.
C000236512
Shareholder Report [Line Items]
Fund Name	HCM Dynamic Income Fund
Class Name	Class I Shares
Trading Symbol	HCMUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about HCM Dynamic Income Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.howardcmfunds.com/resources/. You can also request this information by contacting us at 1-855-969-8464.
Additional Information Phone Number	1-855-969-8464
Additional Information Website	www.howardcmfunds.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$83	1.63%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.63%
Material Change Date	Dec. 31, 2024
AssetsNet	$ 125,728,478
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 814,627
InvestmentCompanyPortfolioTurnover	110.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$125,728,478 Number of Portfolio Holdings4 Advisory Fee $814,627 Portfolio Turnover110%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR Bloomberg Convertible Securities ETF	22.9%
iShares Convertible Bond ETF	22.8%
iShares iBoxx High Yield Corporate Bond ETF	20.5%
iShares J.P. Morgan USD Emerging Markets Bond ETF	9.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.
C000236510
Shareholder Report [Line Items]
Fund Name	HCM Dynamic Income Fund
Class Name	Investor Class Shares
Trading Symbol	HCMFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about HCM Dynamic Income Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.howardcmfunds.com/resources/. You can also request this information by contacting us at 1-855-969-8464.
Additional Information Phone Number	1-855-969-8464
Additional Information Website	www.howardcmfunds.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class Shares	$134	2.63%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	2.63%
Material Change Date	Dec. 31, 2024
AssetsNet	$ 125,728,478
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 814,627
InvestmentCompanyPortfolioTurnover	110.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$125,728,478 Number of Portfolio Holdings4 Advisory Fee $814,627 Portfolio Turnover110%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR Bloomberg Convertible Securities ETF	22.9%
iShares Convertible Bond ETF	22.8%
iShares iBoxx High Yield Corporate Bond ETF	20.5%
iShares J.P. Morgan USD Emerging Markets Bond ETF	9.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.
C000174412
Shareholder Report [Line Items]
Fund Name	HCM Income Plus Fund
Class Name	Class A Shares
Trading Symbol	HCMEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about HCM Income Plus Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.howardcmfunds.com/resources/. You can also request this information by contacting us at 1-855-969-8464.
Additional Information Phone Number	1-855-969-8464
Additional Information Website	www.howardcmfunds.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$68	1.32%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.32%
Material Change Date	Dec. 31, 2024
AssetsNet	$ 760,491,974
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 3,547,123
InvestmentCompanyPortfolioTurnover	82.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$760,491,974 Number of Portfolio Holdings6 Advisory Fee $3,547,123 Portfolio Turnover82%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
ProShares Ultra QQQ	22.1%
Vanguard Mega Cap Growth ETF	20.1%
Invesco QQQ Trust Series 1	19.9%
iShares Core U.S. Aggregate Bond ETF	13.9%
SPDR Bloomberg 1-3 Month T-Bill ETF	13.1%
Direxion Daily S&P 500 Bull 3X	10.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.
C000213465
Shareholder Report [Line Items]
Fund Name	HCM Income Plus Fund
Class Name	Class I Shares
Trading Symbol	HCMLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about HCM Income Plus Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.howardcmfunds.com/resources/. You can also request this information by contacting us at 1-855-969-8464.
Additional Information Phone Number	1-855-969-8464
Additional Information Website	www.howardcmfunds.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$55	1.07%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.07%
Material Change Date	Dec. 31, 2024
AssetsNet	$ 760,491,974
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 3,547,123
InvestmentCompanyPortfolioTurnover	82.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$760,491,974 Number of Portfolio Holdings6 Advisory Fee $3,547,123 Portfolio Turnover82%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
ProShares Ultra QQQ	22.1%
Vanguard Mega Cap Growth ETF	20.1%
Invesco QQQ Trust Series 1	19.9%
iShares Core U.S. Aggregate Bond ETF	13.9%
SPDR Bloomberg 1-3 Month T-Bill ETF	13.1%
Direxion Daily S&P 500 Bull 3X	10.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.
C000174413
Shareholder Report [Line Items]
Fund Name	HCM Income Plus Fund
Class Name	Investor Class Shares
Trading Symbol	HCMKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about HCM Income Plus Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.howardcmfunds.com/resources/. You can also request this information by contacting us at 1-855-969-8464.
Additional Information Phone Number	1-855-969-8464
Additional Information Website	www.howardcmfunds.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class Shares	$106	2.07%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	2.07%
Material Change Date	Dec. 31, 2024
AssetsNet	$ 760,491,974
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 3,547,123
InvestmentCompanyPortfolioTurnover	82.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$760,491,974 Number of Portfolio Holdings6 Advisory Fee $3,547,123 Portfolio Turnover82%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
ProShares Ultra QQQ	22.1%
Vanguard Mega Cap Growth ETF	20.1%
Invesco QQQ Trust Series 1	19.9%
iShares Core U.S. Aggregate Bond ETF	13.9%
SPDR Bloomberg 1-3 Month T-Bill ETF	13.1%
Direxion Daily S&P 500 Bull 3X	10.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.
C000143207
Shareholder Report [Line Items]
Fund Name	HCM Tactical Growth Fund
Class Name	Class A Shares
Trading Symbol	HCMGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about HCM Tactical Growth Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.howardcmfunds.com/resources/. You can also request this information by contacting us at 1-855-969-8464.
Additional Information Phone Number	1-855-969-8464
Additional Information Website	www.howardcmfunds.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$84	1.59%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.59%
Material Change Date	Dec. 31, 2024
AssetsNet	$ 1,747,916,848
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 10,466,104
InvestmentCompanyPortfolioTurnover	84.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,747,916,848 Number of Portfolio Holdings26 Advisory Fee $10,466,104 Portfolio Turnover84%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	2.4%
Exchange-Traded Funds	97.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
ProShares Ultra QQQ	24.1%
Vanguard Mega Cap Growth ETF	22.6%
ProShares UltraPro QQQ	22.3%
Invesco QQQ Trust Series 1	21.2%
Vanguard Growth ETF	6.4%
Direxion Daily S&P 500 Bull 3X	1.0%
NVIDIA Corporation	0.7%
Meta Platforms, Inc., Class A	0.4%
Amazon.com, Inc.	0.2%
Advanced Micro Devices, Inc.	0.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.
C000143208
Shareholder Report [Line Items]
Fund Name	HCM Tactical Growth Fund
Class Name	Investor Class Shares
Trading Symbol	HCMDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about HCM Tactical Growth Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.howardcmfunds.com/resources/. You can also request this information by contacting us at 1-855-969-8464.
Additional Information Phone Number	1-855-969-8464
Additional Information Website	www.howardcmfunds.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class Shares	$123	2.34%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	2.34%
Material Change Date	Dec. 31, 2024
AssetsNet	$ 1,747,916,848
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 10,466,104
InvestmentCompanyPortfolioTurnover	84.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,747,916,848 Number of Portfolio Holdings26 Advisory Fee $10,466,104 Portfolio Turnover84%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	2.4%
Exchange-Traded Funds	97.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
ProShares Ultra QQQ	24.1%
Vanguard Mega Cap Growth ETF	22.6%
ProShares UltraPro QQQ	22.3%
Invesco QQQ Trust Series 1	21.2%
Vanguard Growth ETF	6.4%
Direxion Daily S&P 500 Bull 3X	1.0%
NVIDIA Corporation	0.7%
Meta Platforms, Inc., Class A	0.4%
Amazon.com, Inc.	0.2%
Advanced Micro Devices, Inc.	0.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.
C000143209
Shareholder Report [Line Items]
Fund Name	HCM Tactical Growth Fund
Class Name	Class I Shares:
Trading Symbol	HCMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about HCM Tactical Growth Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.howardcmfunds.com/resources/. You can also request this information by contacting us at 1-855-969-8464.
Additional Information Phone Number	1-855-969-8464
Additional Information Website	www.howardcmfunds.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$71	1.34%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.34%
Material Change Date	Dec. 31, 2024
AssetsNet	$ 1,747,916,848
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 10,466,104
InvestmentCompanyPortfolioTurnover	84.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,747,916,848 Number of Portfolio Holdings26 Advisory Fee $10,466,104 Portfolio Turnover84%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	2.4%
Exchange-Traded Funds	97.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
ProShares Ultra QQQ	24.1%
Vanguard Mega Cap Growth ETF	22.6%
ProShares UltraPro QQQ	22.3%
Invesco QQQ Trust Series 1	21.2%
Vanguard Growth ETF	6.4%
Direxion Daily S&P 500 Bull 3X	1.0%
NVIDIA Corporation	0.7%
Meta Platforms, Inc., Class A	0.4%
Amazon.com, Inc.	0.2%
Advanced Micro Devices, Inc.	0.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.
C000143210
Shareholder Report [Line Items]
Fund Name	HCM Tactical Growth Fund
Class Name	Class R Shares:
Trading Symbol	HCMSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about HCM Tactical Growth Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.howardcmfunds.com/resources/. You can also request this information by contacting us at 1-855-969-8464.
Additional Information Phone Number	1-855-969-8464
Additional Information Website	www.howardcmfunds.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$76	1.44%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.44%
Material Change Date	Dec. 31, 2024
AssetsNet	$ 1,747,916,848
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 10,466,104
InvestmentCompanyPortfolioTurnover	84.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,747,916,848 Number of Portfolio Holdings26 Advisory Fee $10,466,104 Portfolio Turnover84%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	2.4%
Exchange-Traded Funds	97.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
ProShares Ultra QQQ	24.1%
Vanguard Mega Cap Growth ETF	22.6%
ProShares UltraPro QQQ	22.3%
Invesco QQQ Trust Series 1	21.2%
Vanguard Growth ETF	6.4%
Direxion Daily S&P 500 Bull 3X	1.0%
NVIDIA Corporation	0.7%
Meta Platforms, Inc., Class A	0.4%
Amazon.com, Inc.	0.2%
Advanced Micro Devices, Inc.	0.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.